SIGNIFICANT COMMITMENTS, AGREEMENTS AND OTHERS - Radio Frequency Usage (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2025	Dec. 31, 2024
KCIC
Disclosure of Significant Commitments and Agreements [Line Items]
Annual utilization fees receivable	Rp 878
Network Recovery Fees	1,250
Telkomsel
Disclosure of Significant Commitments and Agreements [Line Items]
Amount of performance bond	617	Rp 1,028
Amount of surety bond	Rp 360